Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Operating Segments [Abstract]
Business segments
A. Business segments - 2020

For the year ended December 31, 2020

	Uranium	Fuel services	Other	Total

Revenue	$1,411,770	$377,296	$11,007	$1,800,073

Expenses
Cost of products and services sold	1,244,049	237,656	3,257	1,484,962
Depreciation and amortization	154,560	43,190	10,912	208,662

Cost of sales	1,398,609	280,846	14,169	1,693,624

Gross profit (loss)	13,161	96,450	(3,162)	106,449

Administration	-	-	145,344	145,344
Exploration	10,873	-	-	10,873
Research and development	-	-	3,965	3,965
Other operating expense	23,921	-	-	23,921
Loss on disposal of assets	667	405	-	1,072
Finance costs	-	-	96,133	96,133
Gain on derivatives	-	-	(36,577)	(36,577)
Finance income	-	-	(10,835)	(10,835)
Share of earnings from equity-accounted investee	(36,476)	-	-	(36,476)
Other income	(202)	-	(51,238)	(51,440)

Earnings (loss) before income taxes	14,378	96,045	(149,954)	(39,531)
Income tax expense				13,666

Net loss				(53,197)

Capital expenditures for the year	$46,697	$30,760	$5	$77,462

For the year ended December 31, 2019

	Uranium	Fuel services	Other	Total

Revenue	$1,413,809	$370,277	$78,839	$1,862,925

Expenses
Cost of products and services sold	1,041,922	234,423	69,206	1,345,551
Depreciation and amortization	218,832	45,856	11,061	275,749

Cost of sales	1,260,754	280,279	80,267	1,621,300

Gross profit (loss)	153,055	89,998	(1,428)	241,625

Administration	-	-	124,869	124,869
Exploration	13,686	-	-	13,686
Research and development	-	-	6,058	6,058
Other operating expense	2,732	-	-	2,732
Loss on disposal of assets	1,869	-	-	1,869
Finance costs	-	-	98,622	98,622
Gain on derivatives	-	-	(32,269)	(32,269)
Finance income	-	-	(29,760)	(29,760)
Share of earnings from equity-accounted investee	(45,360)	-	-	(45,360)
Other expense (income)	(52,801)	-	18,961	(33,840)

Earnings (loss) before income taxes	232,929	89,998	(187,909)	135,018
Income tax expense				61,077

Net earnings				73,941

Capital expenditures for the year	$48,092	$27,117	$2	$75,211

Geographic segments

Revenue is attributed to the geographic location based on the location of the entity providing the services. The Company’s revenue from external customers is as follows:

	2020	2019

United States	$1,177,756	$1,295,195
Canada	622,317	567,730

	$1,800,073	$1,862,925

The Company’s non-current assets, excluding deferred tax assets and financial instruments, by geographic location are as follows:

	2020	2019

Canada	$3,260,144	$3,267,376
Australia	421,836	392,500
United States	145,328	121,102
Kazakhstan	55	80
Germany	16	24

	$3,827,379	$3,781,082